INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 271	$ 184	[1]	$ 631	$ 87	[1]
Items that will not be reclassified to profit or loss
Foreign currency translation	(173)	228		(386)	(22)
Reclassification adjustment due to disposal of subsidiary	4	0		4	0
Items that will not be reclassified to profit or loss
Other	(5)	0		(5)	0
Other comprehensive income / (loss), net of tax	(174)	228		(387)	(22)
Total comprehensive income / (loss)	97	412		244	65
Attributable to:
The owners of the parent	77	369		206	8
Non-controlling interests	20	43		38	57
Total comprehensive income / (loss)	97	412		244	65
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	113	12		24	151
Discontinued operations	$ (16)	$ 400		$ 220	$ (86)

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).